SCHEDULE OF FINANCIAL LEASE ARRANGEMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Finance Lease Right of Use Asset Gross	$ 1,031	$ 979
Less: accumulated depreciation	(742)	(701)
Motor vehicles, net	289	277
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Finance Lease Right of Use Asset Gross	$ 1,031	$ 979